Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
Basis For Presentation

Basis for presentation

Our financial statements are presented in accordance with accounting principles generally accepted in the United States of America.

We consolidate all companies in which we have a direct and indirect legal or effective control and all variable interest entities for which we are deemed the primary beneficiary and have control under ASC 810. All intercompany balances and transactions with consolidated subsidiaries have been eliminated. The results of consolidated entities are included from the effective date of control or, in the case of variable interest entities, from the date that we are or become the primary beneficiary. The results of subsidiaries sold or otherwise deconsolidated are excluded from the date that we cease to control the subsidiary or, in the case of variable interest entities, when we cease to be the primary beneficiary.

Other investments in which we have the ability to exercise significant influence and joint ventures are accounted for under the equity method of accounting.

The consolidated financial statements are stated in United States dollars (“U.S. dollars”), which is our functional currency.

Adoption of Recent Accounting Guidance:

We adopted the following accounting standards during 2013:

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities in U.S. GAAP and IFRSs, to improve the comparability of financial statements prepared in accordance with U.S. GAAP and IFRS. Entities are required to disclose both gross information and net information about both (1) instruments and transactions eligible for offset in the statement of financial position in accordance with either Section 210-20-45 or Section 815-10-45 or (2) instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The amendments in this update require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. This information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this update. ASU 2011-11 is effective for interim and annual reporting periods beginning on or after January 1, 2013 and should be applied retrospectively. The adoption of ASU 2011-11 did not have an effect on our consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which adds new disclosure requirements for items reclassified out of accumulated other comprehensive income (AOCI). This new standard is intended to help entities improve the transparency of changes in OCI and items reclassified out of AOCI in their financial statements. The new standard requires entities to disclose additional information about reclassification adjustments, including (1) changes in AOCI balances by component and (2) significant items reclassified out of AOCI. The new disclosure requirements became effective for interim and annual periods beginning on January 1, 2013. The adoption of the new standard requires us to include additional disclosures for items reclassified out of AOCI when applicable.

Future Application of Accounting Guidance:

In July 2013, the FASB issued an accounting standard that requires a liability related to unrecognized tax benefits to be presented as a reduction to the related deferred tax asset for a net operating loss carry-forward or a tax credit carry-forward (the "Carry-forwards"). When the Carry-forwards are not available at the reporting date under the tax law of the jurisdiction or the tax law of the jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax assets. This standard is effective for fiscal years and interim periods beginning after December 15, 2013, but earlier  adoption is permitted. Upon adoption, the standard must be applied prospectively to unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. We plan to adopt the standard prospectively on its required effective date of January 1, 2014 and do not expect the adoption of the standard to have a material effect on our consolidated financial condition, results of operations or cash flows.

Use Of Estimates

Use of estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. For us, the use of estimates is or could be a significant factor affecting the reported carrying values of flight equipment, intangibles, investments, trade and notes receivable, deferred tax assets and accruals and reserves. Management considers information available from professional appraisers, where possible, to support estimates, particularly with respect to flight equipment. Despite management’s best efforts to accurately estimate such amounts, actual results could materially differ from those estimates.

The Company reviews estimated useful life and residual value of aircraft periodically based on its knowledge and external factors coupled with market conditions to determine if they are appropriate and record adjustments on an aircraft by aircraft basis as necessary. In the years ended December 31, 2011, December 31, 2012 and December 31, 2013, we changed our estimates of useful lives and residual values of certain older aircraft. The change in estimates is a result of the current market conditions that have negatively affected the useful lives and residual values for such aircraft. The effect on net income from continuing operations for the year ended December 31, 2013 was to reduce net income by $8.0 million, or $0.07 basic and diluted earnings per share.

Reclassifications

Reclassifications

Amortization of debt issuance costs and debt discount— The Consolidated Statements of Cashflows for the years ended December 31, 2012 and December 31, 2011, includes a reclassification, as compared to the 2012 20-F, of $18.7 million and $20.2 million respectively from net cash provided by financing activities to net cash provided by operating activities with respect to the amortization of fair value adjustments on some of our debt which were previously netted against debt repayments. There were no changes to the Consolidated Balance Sheets, Net Income or Total Equity as a result of these reclassifications in the respective periods.

Deferred tax—The Consolidated Balance Sheet for the year ended December 31, 2012 includes a reclassification, as compared to the 2012 20-F, of $51.6 million from deferred income tax asset to deferred income tax liability which were previously presented on a net basis as part of the deferred tax asset. There were no changes to Net Income or Total Equity as a result of this reclassification in the respective period.

Restricted cash—The Consolidated Balance Sheet for the year ended December 31, 2012 includes a reclassification, as compared to the 2012 20-F, of $0.8 million from restricted cash to other liabilities. The Consolidated Statement of Cash Flows was changed accordingly for the respective period. There were no changes to Net Income or Total Equity as a result of this reclassification in the respective period.

Cash And Cash Equivalents	Cash and cash equivalents Cash and cash equivalents include cash and highly liquid investments with an original maturity of three months or less.
Restricted Cash	Restricted cash Restricted cash includes cash held by banks that is subject to withdrawal restrictions.
Trade Receivables

Trade receivables

Trade receivables represent unpaid, current lease obligations of lessees under existing lease contracts. Allowances are made for doubtful accounts where it is considered that there is a significant risk of non-recovery. The assessment of risk of non-recovery is primarily based on the extent to which amounts outstanding exceed the value of security held, together with an assessment of the financial strength and condition of a debtor and the economic conditions persisting in the debtor’s operating environment.

Flight Equipment Held For Operating Leases, Net

Flight equipment held for operating leases, net

Flight equipment held for operating leases, including aircraft, is stated at cost less accumulated depreciation and impairment. Costs incurred in the acquisition of aircraft or related leases are included in the cost of the flight equipment and depreciated over the useful life of the equipment or term of the related lease. In instances where the purchase price includes additional consideration which can be allocated to the value of an acquired lease containing above market terms, such allocated cost is recognized as an intangible lease premium which is amortized over the term of the related lease in lease revenue. Similarly, we recognize a lease deficiency liability as part of accrued expenses and other liabilities for lease contracts where the terms of the lease contract are unfavorable to market terms and amortize the liability over the term of the related lease as an addition to lease revenue. The cost of improvements to flight equipment are normally expensed unless the improvement materially increases the long-term value of the flight equipment or extends the useful life of the flight equipment. In instances where the increased value benefits the existing lease, such capitalized cost is depreciated over the life of the lease. Otherwise, the capitalized cost is depreciated over the remaining useful life of the aircraft. Flight equipment acquired is depreciated over the assets’ useful life, based on 25 years from the date of manufacture, using the straight-line method to the estimated residual value. The current estimates for residual (salvage) values for most aircraft types are 15% of original manufacture cost, in line with industry standards, except where more recent industry information indicates a different value is appropriate. Differences between our estimates of useful lives and residual values and actual experience may result in future impairments of aircraft and/or additional gains or losses upon disposal. We review estimated useful life and residual value of aircraft periodically based on our knowledge to determine if they are appropriate and record adjustments on an aircraft by aircraft basis as necessary.

We apply ASC 360, which addresses financial accounting and reporting for the impairment of long-lived assets and requires that all long-lived assets be evaluated for impairment where circumstances indicate that the carrying amounts of such assets may not be recoverable. We regularly, at least on a quarterly basis, evaluate these events and circumstances. The review for recoverability includes an assessment of the estimated future cash flows associated with the use of an asset and its eventual disposal. The assets are grouped at the lowest level for which identifiable cash flows are largely independent of other groups of assets. In relation to flight equipment on operating lease, the impairment assessment is performed on each individual aircraft. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, an impairment loss is recognized. The loss is measured as the excess of the carrying amount of the impaired asset over its fair value.

Fair value reflects the present value of cash expected to be received from the aircraft in the future, including its expected residual value discounted at a rate commensurate with the associated risk. Future cash flows are assumed to occur under then current market conditions and assume adequate time for a sale between a willing buyer and a willing seller. Expected future lease rates are based on all relevant information available, including current contracted rates for similar aircraft, appraisal data and industry trends. Residual (salvage) value assumptions generally reflect 15% of the original manufacture costs, in line with industry standards, except where more recent industry information indicates a different value is appropriate. We generally focus our impairment assessment on older aircraft as the cash flows supporting the carrying value of such older aircraft are more dependent upon current lease contracts, which leases are more sensitive to weaknesses in the global economic environment. Further deterioration of the global economic environment and a further decrease of aircraft values might have a negative effect on the undiscounted cash flows of older aircraft and might trigger further impairments.

Notes Receivable

Notes receivable

Notes receivable arise from the restructuring and deferring of trade receivables from lessees experiencing financial difficulties. Allowances are made for doubtful accounts where there is a significant risk of non-recovery of the note receivable. The assessment of the risk of non-recovery is primarily based on the extent to which amounts outstanding exceed the value of security held, together with an assessment of the financial strength and condition of a debtor and the economic conditions persisting in the debtor’s operating environment. The ALS Note Receivable (described in Note 1) is recorded at fair value and subsequently measured at amortized cost using the retrospective effective interest method.

Capitalization Of Interest

Capitalization of interest

We capitalize interest related to progress payments made in respect of flight equipment on forward order and add such amount to prepayments on flight equipment. The amount of interest capitalized is the actual interest costs incurred on funding specific to the progress payments or the amount of interest costs which could have been avoided in the absence of such progress payments.

Investments

Investments

We may hold debt and equity interests in third parties, including interests in asset securitization vehicles. In instances where those interests are in the form of debt securities or equity securities that have readily determinable fair values, we apply the provisions of ASC 320 and designate each security as either held to maturity or available for sale securities.

We report equity investments where the fair value is not readily determinable at cost, reduced for any other than temporary impairment.

We evaluate our investments in all debt and equity instruments regularly for other than temporary impairments in their carrying value and record a write-down to estimated fair market value as appropriate.

Definite-Lived Intangible Assets

Definite‑lived intangible assets

We recognize intangible assets acquired in a business combination in accordance with the principles of ASC 805. The identified intangible assets are recorded at fair value on the date of acquisition. The rate of amortization of definite‑lived intangible assets is calculated with reference to the period over which we expect to derive economic benefits from such assets. In instances where the purchase of flight equipment or the allocated fair value in a business combination includes consideration which can be allocated to the value of an acquired lease containing above market terms, such allocated costs are recognized as an intangible lease premium asset and amortized on a straight-line basis over the term of the related lease as a reduction of lease revenue. Similarly, we recognize a lease deficiency liability as part of accrued expenses and other liabilities for lease contracts where the terms of the lease contract are unfavorable to market terms and amortize the liability over the term of the related lease as an addition to lease revenue. We consider lease renewals on a lease by lease basis. We do not assume lease renewals in the determination of the lease premiums or deficiencies given a market participant would expect the lessee to renegotiate the lease on market terms. We evaluate all definite‑lived intangible assets for impairment in accordance with ASC 360.

Inventory	Inventory Inventory consists primarily of engine and airframe parts when we have aircraft for part out. It is valued at the lower of cost or market value.
Derivative Financial Instruments

Derivative financial instruments

We use derivative financial instruments to manage our exposure to interest rate risks and foreign currency risks. Derivatives are accounted for in accordance with ASC 815. All derivatives are recognized on the balance sheet at their fair value which includes a consideration of the credit rating and risk attaching to the counterparty of the derivative contract. We have considered both the quantitative and qualitative factors when determining our counterparty credit risk.

When cash flow hedge accounting treatment is achieved under ASC 815, the changes in fair values related to the effective portion of the derivatives are recorded in accumulated other comprehensive income, and the ineffective portion is recognized immediately in income. Amounts reflected in accumulated other comprehensive income related to the effective portion are reclassified into earnings in the same period or periods during which the hedged transactions affects earnings.

We discontinue hedge accounting prospectively when (i) we determine that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; or (iii) management determines that designating the derivative as a hedging instrument is no longer appropriate. In all situations in which hedge accounting is discontinued and the derivative remains outstanding, we carry the derivative at its fair value on the balance sheet, recognizing changes in the fair value in current-period earnings. The remaining balance in accumulated other comprehensive income at the time we discontinue hedge accounting is not recognized in the income statement unless it is probable that the forecasted transaction will not occur. Such amounts are recognized in earnings when earnings are affected by the hedged transaction.

When cash flow hedge accounting treatment is not achieved under ASC 815, the changes in fair values related to interest derivatives between periods are recognized as a reduction or increase of interest expense and changes to fair value relating to currency derivatives are recognized as a reduction or increase of selling, general and administrative expenses on the income statement .

Net cash received or paid under derivative contracts in any reporting period is classified as operating cash flow in our consolidated cash flow statements.

Deferred Income Taxes (Assets And Liabilities)

Deferred income taxes (assets and liabilities)

We report deferred taxes of our taxable subsidiaries resulting from the temporary differences between the book values and the tax values of assets and liabilities using the liability method. The differences are calculated at nominal value using the enacted tax rate applicable at the time the temporary difference is expected to reverse. Deferred tax assets attributable to unutilized losses carried forward or other timing differences are reduced by a valuation allowance if it is more likely than not that such losses will not be utilized to offset future taxable income.

Other Assets

Other assets

Other assets consist of receivables from aircraft manufacturers, prepayments, debt issuance costs, interest and other receivables and other tangible fixed assets. Other tangible fixed assets consist of computer equipment, motor vehicles and office furniture and are valued at acquisition cost and depreciated at various rates between 16% to 33% per annum over the assets’ useful lives using the straight-line method. We capitalize costs incurred in arranging financing as debt issuance costs. Debt issuance costs are amortized to interest expense over the term of the related financing.

Accrued Maintenance Liability

Accrued maintenance liability

In all of our aircraft leases, the lessees are responsible for maintenance and repairs of our flight equipment and related expenses during the term of the lease. In some instances, we may incur maintenance and repair expenses for our aircraft. We recognize leasing expenses in our income statement for all such expenditures. In many operating lease and finance lease contracts, the lessee has the obligation to make a periodic payment of supplemental maintenance rent which is calculated with reference to the utilization of airframes, engines and other major life-limited components during the lease. AerCap records as revenue all maintenance rent receipts not expected to be repaid to lessees. We estimate the total amount of maintenance reimbursements for the entire lease and only record revenue after we have received enough maintenance rent under a particular lease to cover the estimated total amount of revenue reimbursements. In these leases, upon lessee presentation of invoices evidencing the completion of qualifying maintenance on the aircraft, we make a payment to the lessee to compensate for the cost of the maintenance, up to the maximum of the supplemental maintenance rental payments made with respect to the lease contract.

In most lease contracts not requiring the payment of supplemental rents, the lessee is required to re-deliver the aircraft in a similar maintenance condition (normal wear and tear excepted) as when accepted under the lease, with reference to major life-limited components of the aircraft. To the extent that such components are redelivered in a different condition than at acceptance, there is an end-of-lease compensation adjustment for the difference at redelivery. We recognize receipts of end-of-lease compensation adjustments as lease revenue when received and payments of end-of-lease adjustments as leasing expenses when paid.

In addition, we may be obligated to make additional payments to the lessee for maintenance related expenses (lessor maintenance contributions or top-ups) primarily related to usage of major life-limited components occurring prior to entering into the lease. We account for planned major maintenance activities such as lessor contributions and top-ups based on the expense as incurred method in accordance with the Airline Audit and Accounting Guide. We record a charge to leasing expenses at the time of the occurrence of a lessor contribution or top-up payment, except in instances where we have established an accrual as an assumed liability for such payment in connection with the purchase of an aircraft with a lease attached, in which case such payments are charged against the existing accrual.

For all of our lease contracts, any amounts of accrued maintenance liability existing at the end of a lease are released and recognized as lease revenue at lease termination. When flight equipment is sold, the portion of the accrued maintenance liability which is not specifically assigned to the buyer is released from the balance sheet and recognized as net gain on sale of assets as part of the sale of the flight equipment.

Accrual For Onerous Contracts

Accrual for onerous contracts

We make an accrual for onerous contracts where the undiscounted costs of performing under a contract or series of related contracts exceed the undiscounted benefits expected to be derived from such contracts. In connection with a purchase business combination, accruals are recorded at the present value of such differences.

Revenue Recognition

Revenue recognition

As lessor, we lease flight equipment principally under operating leases and report rental income ratably over the life of the lease as it is earned. At lease inception we review all necessary criteria under ASC 840-10-25 to determine proper lease classification including the criteria set forth in ASC 840-10-25-14. Our lease contracts normally include default covenants, and the effect of a default by a lessee is generally to oblige the lessee to pay damages to the lessor to put the lessor in the position one would have been had the lessee performed under the lease in full. There are no additional payments required which would increase the minimum lease payments under ASC 840-10-25-1. We account for lease agreements that include step rent clauses on a straight line basis. Lease agreements for which base rent is based on floating interest rates are included in minimum lease payments based on the floating interest rate existing at the inception of the lease; any increases or decreases in lease payments that result from subsequent changes in the floating interest rate are contingent rentals and are recorded as increases or decreases in lease revenue in the period of the interest rate change. In certain cases, leases provide for rentals based on usage. The usage may be calculated based on hourly usage or on the number of cycles operated, depending on the lease contract. We cease revenue recognition on a lease contract when the collectability of such rentals is no longer reasonably assured. For past-due rentals which have been recognized as revenue, provisions are established on the basis of management’s assessment of collectability and to the extent such rentals exceed related security deposits held, and are recorded as expenses on the income statement.

Most of our lease contracts require payment in advance. Rentals received, but unearned under these lease agreements are recorded as deferred revenue on the balance sheet.

Net gain (loss) on sale of assets originate primarily from the sale of aircraft and engines and are recognized when the delivery of the relevant asset is complete and the risk of loss has transferred to the buyer.

Revenues from direct finance leases are recognized on the interest method to produce a level yield over the life of the finance lease. Expected unguaranteed residual values of leased assets are based on our assessment of residual values and independent appraisals of the values of leased assets remaining at expiration of the lease terms.

Revenue from secured loans, notes receivables and other interest bearing instruments is recognized on an effective yield basis as interest accrues under the associated contracts. Revenue from lease management fees is recognized as income as it accrues over the life of the contract. Revenue from the receipt of lease termination penalties is recorded at the time cash is received or when the lease is terminated, if collection is reasonably assured. Other revenue includes any net gains we generate from the sale of aircraft related investments, such as our subordinated interests in securitization vehicles and notes, warrants or convertible securities issued by our lessees, which we receive from lessees as compensation for amounts owed to us in connection with lease restructurings.

Pension

Pension

We operate a defined benefit pension plan for our Dutch employees and some of our Irish employees. As of June 30, 2009, the Irish defined benefit plan was closed to new participants, but will continue to accrue benefits for existing participants. As required by ASC715, we recognize net periodic pension costs associated with this plan in income from continuing operations and recognize the unfunded status of the plan, if any, as a liability. The change in fair value of the funded pension liability that is not related to the net periodic pension cost is recorded as other comprehensive income. The projection of benefit obligation and fair value of plan assets requires the use of assumptions and estimates, including discount rates. Actual results could differ from those estimates. Furthermore, we also operate a defined contribution plan for the Irish employees that do not fall under the defined benefit pension plan. We expense these contributions in the period the contribution is made

Share-Based Compensation

Share‑based compensation

We account for share‑based compensation in accordance with ASC 718. The amount of such expense is determined by reference to the fair value of the restricted share units or options on the grant date. The share-based compensation expenses are recognized over the vesting period using the straight-line method. We estimate the fair value of options using the Black Scholes option pricing model.

Foreign Currencies

Foreign currencies

Foreign currency transactions are translated into U.S. dollars at the exchange rate prevailing at the time the transaction took place or at the rates of exchange under related forward contracts where such contracts exist. Subsequent receivables or payables resulting from such foreign currency transactions are translated into U.S. dollars at the exchange rate prevailing at each balance sheet date. All resulting exchange gains and losses are taken to the income statement under selling, general and administrative expenses.

Variable Interest Entities	Variable interest entities We account for investments in variable interest entities in accordance with ASC 810.
Earnings Per Share

Earnings Per Share

Earnings per share is presented in accordance with ASC 260 which requires the presentation of “basic” earnings per share and “diluted” earnings per share. Basic earnings per share is computed by dividing income available to ordinary shareholders by the weighted‑average number of ordinary shares outstanding during the period. For the purposes of calculating diluted earnings per share, the denominator includes both the weighted average number of ordinary shares outstanding during the period and the weighted average number of potentially dilutive ordinary shares, such as restricted share units, restricted shares and share options .